Templeton China World Fund
Statement of Investments, May 31, 2019 (unaudited)
	Country	Shares	Value
Common Stocks 96.7%
Auto Components 0.2%
Weifu High-Technology Co. Ltd., B	China	297,517	$553,347
Automobiles 3.0%
Chongqing Changan Automobile Co. Ltd., B	China	2,472,457	1,059,732
Dongfeng Motor Group Co. Ltd., H	China	2,667,478	2,198,172
Jiangling Motors Corp. Ltd., B	China	3,490,446	3,771,313
			7,029,217
Banks 10.3%
Bank of Ningbo Co. Ltd., A	China	446,103	1,498,855
China Construction Bank Corp., H	China	14,056,926	11,117,581
Industrial and Commercial Bank of China Ltd., H	China	14,292,725	10,210,131
Standard Chartered PLC	United Kingdom	200,599	1,737,508
			24,564,075
Beverages 0.6%
Wuliangye Yibin Co. Ltd.	China	42,000	615,858
Yantai Changyu Pioneer Wine Co. Ltd., B	China	400,099	825,799
			1,441,657
Capital Markets 1.9%
China Everbright Ltd.	China	1,610,000	2,575,441
GF Securities Co. Ltd., H	China	1,690,000	1,927,314
			4,502,755
Communications Equipment 0.5%
Hytera Communications Corp. Ltd., A	China	880,000	1,097,292
Construction Materials 2.6%
Asia Cement China Holdings Corp.	China	2,443,771	3,285,711
Huaxin Cement Co. Ltd., B	China	1,054,826	3,006,254
			6,291,965
Electric Utilities 0.7%
CK Infrastructure Holdings Ltd.	Hong Kong	201,348	1,555,212
Entertainment 0.6%
Poly Culture Group Corp. Ltd., H	China	448,300	441,483
Zhejiang Huace Film & TV Co. Ltd., A	China	995,594	919,897
			1,361,380
Food & Staples Retailing 4.2%
Beijing Jingkelong Co. Ltd., H	China	679,971	127,508
Dairy Farm International Holdings Ltd.	China	786,876	6,019,601
President Chain Store Corp.	Taiwan	399,059	3,808,394
			9,955,503
Food Products 6.5%
Uni-President China Holdings Ltd.	China	12,067,980	12,823,538
Uni-President Enterprises Corp.	Taiwan	1,042,394	2,686,957
			15,510,495
Health Care Equipment & Supplies 1.0%
Ginko International Co. Ltd.	Taiwan	401,000	2,485,590
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton China World Fund
Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care Providers & Services 3.6%
	Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,842,500	$5,613,060
	Sinopharm Group Co. Ltd., H	China	764,000	2,870,165
				8,483,225
	Industrial Conglomerates 1.1%
	CK Hutchison Holdings Ltd.	Hong Kong	264,690	2,500,293
	Insurance 8.6%
	AIA Group Ltd.	Hong Kong	1,362,100	12,797,054
	China Life Insurance Co. Ltd., H	China	2,424,000	5,627,717
	Ping An Insurance (Group) Co. of China Ltd., H	China	180,000	1,988,468
				20,413,239
	Interactive Media & Services 10.0%
[a]	Baidu Inc., ADR	China	22,395	2,463,450
	Tencent Holdings Ltd.	China	511,900	21,287,810
				23,751,260
	Internet & Direct Marketing Retail 8.7%
[a]	Alibaba Group Holding Ltd., ADR	China	125,720	18,764,967
[a]	Ctrip.com International Ltd., ADR	China	55,600	1,921,536
				20,686,503
	IT Services 1.7%
	TravelSky Technology Ltd., H	China	1,925,441	3,988,821
	Marine 0.5%
	COSCO Shipping Energy Transportation Co. Ltd., H	China	2,492,000	1,303,347
	Oil, Gas & Consumable Fuels 7.0%
	China Petroleum & Chemical Corp., H	China	15,183,678	10,110,572
	CNOOC Ltd.	China	2,338,400	3,812,220
	PetroChina Co. Ltd., H	China	4,906,403	2,741,357
				16,664,149
	Paper & Forest Products 1.2%
	Nine Dragons Paper Holdings Ltd.	China	3,527,400	2,812,309
	Pharmaceuticals 0.8%
	Jiangsu Hengrui Medicine Co. Ltd., A	China	121,409	1,092,945
	Tong Ren Tang Technologies Co. Ltd., H	China	656,700	841,064
				1,934,009
	Real Estate Management & Development 1.9%
	China Overseas Land & Investment Ltd.	China	566,000	1,963,874
	CK Asset Holdings Ltd.	Hong Kong	347,690	2,514,800
				4,478,674
	Semiconductors & Semiconductor Equipment 9.2%
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	2,913,330	21,752,987
	Specialty Retail 0.1%
	Luk Fook Holdings (International) Ltd.	Hong Kong	70,000	224,577
	Textiles, Apparel & Luxury Goods 5.5%
	Anta Sports Products Ltd.	China	2,147,355	13,148,413
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Templeton China World Fund
Statement of Investments (unaudited)
		Country	Shares	Value
	Common Stocks (continued)
	Transportation Infrastructure 1.9%
	COSCO Shipping Ports Ltd.	China	2,660,513	$2,586,120
	Sichuan Expressway Co. Ltd., H	China	5,850,000	1,850,699
				4,436,819
	Wireless Telecommunication Services 2.8%
	China Mobile Ltd.	China	767,270	6,699,616
	Total Common Stocks (Cost $127,707,766)			229,626,729
	Short Term Investments (Cost $5,240,324) 2.2%
	Money Market Funds 2.2%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.08%	United States	5,240,324	5,240,324
	Total Investments (Cost $132,948,090) 98.9%			234,867,053
	Other Assets, less Liabilities 1.1%			2,651,957
	Net Assets 100.0%			$237,519,010

See Abbreviations on page 6.
[a]Non-income producing.
[b]See Note 4 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
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Templeton China World Fund
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
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Templeton China World Fund
Notes to Statements of Investments (unaudited)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	5,084,830	50,767,607	(50,612,113)	5,240,324	$5,240,324	$25,388	$ —	$ —
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At May 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
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Templeton China World Fund
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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